Financial Instrument (Tables)	3 Months Ended
Mar. 31, 2014
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		March 31,		December 31,
		2014		2013
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$574,127	574,127	$682,777	682,777
Accounts Receivable(1)	2	3,251,520	3,251,520	3,190,392	3,190,392
Notes Receivable	3	166,631	184,242	165,807	175,768

Liabilities
Accounts payable(1)	2	714,897	714,897	666,526	666,526
Short-term borrowings(1)	2	291,540	291,540	158,990	158,990
Long term debt, excluding 2012 Credit Agreement, Euro Notes and Senior Notes	2	534,950	534,950	679,847	679,847
2012 Credit Agreement	2	2,910,561	2,910,561	2,707,145	2,710,270
Senior Notes	2	4,825,384	5,332,253	4,824,753	5,348,679
Euro Notes	2	46,535	46,722	46,545	47,423
Noncontrolling interests subject to put provisions	3	631,940	631,940	648,251	648,251

(1) Also includes amounts receivable from or payable to related parties.

Derivative Financial Instruments Valuation
	March 31, 2014		December 31, 2013

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	3,235	(2,856)	4,985	(2,719)
Non-current
Foreign exchange contracts	204	-	759	(374)
Interest rate contracts	-	(4,553)	-	(4,392)
Total	$3,439	$(7,409)	$5,744	$(7,485)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	15,373	(15,449)	11,679	(22,982)

Non-current
Foreign exchange contracts	556	(648)	1,060	(820)
Total	$15,929	$(16,097)	$12,739	$(23,802)

(1) At March 31, 2014 and December 31, 2013, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the three months ended March 31,				(Effective Portion) for the three months ended March 31,
	2014	2013	(Effective Portion)	2014	2013

Interest rate contracts	$(125)	$6,470	Interest income/expense	$7,358	$6,365
Foreign exchange contracts	(845)	3,991	Costs of Revenue	571	(1,345)
Foreign exchange contracts			Interest income/expense	-	416

	$(970)	$10,461		$7,929	$5,436

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the three months ended March 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2014	2013

Foreign exchange contracts	Selling, general and administrative expense	$(2,298)	$(21,812)

Foreign exchange contracts	Interest income/expense	1,226	1,966

		$(1,072)	$(19,846)